INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Current	$ 4,578	$ 3,585
Non-current	2,411	2,726
Total	$ 6,989	$ 6,311